Amounts of Assets Acquired and Liabilities Assumed Recognized (Detail) - USD ($) $ in Thousands		Jul. 01, 2013	Jun. 01, 2013	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Recognized amounts of identifiable assets acquired and liabilities assumed:
Goodwill				$ 1,545,424	$ 1,547,397
NetSpend Holdings Inc
Consideration
Cash		$ 1,355,270
Equity instruments		15,557
Dissenting shareholder liability	[1]	25,723
Fair value of total consideration transferred		1,396,550	$ 1,396,550
Recognized amounts of identifiable assets acquired and liabilities assumed:
Cash		40,610
Accounts receivable		11,335
Property equipment and software		11,657
Identifiable intangible assets		480,086
Deferred tax asset		10,165
Other assets		36,660
Deferred tax liability		(155,945)
Financial liabilities		(62,452)
Total identifiable net assets		372,116
Goodwill		1,024,434				$ 1,000,000
Business Combination, Recognized Identifiable Assets Acquired, Goodwill, and Liabilities Assumed, Net, Total		$ 1,396,550

[1]	Represents 1.6 million NetSpend shares held by dissenting shareholders